CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 8,785	$ 4,875
Restricted cash	844	898
Trade receivables, net	506	416
Financing receivables, net	18,457	19,428
Inventories, net	6,022	7,082
Property, plant and equipment, net	4,923	5,269
Investments in unconsolidated subsidiaries and affiliates	529	631
Investments at fair value through profit and loss	392	0
Equipment under operating leases	1,978	1,857
Goodwill	1,924	2,538
Other intangible assets, net	772	806
Deferred tax assets	1,451	1,134
Derivative assets	160	73
Other assets	1,976	2,345
Total Assets	48,719	47,352
LIABILITIES AND EQUITY
Debt	26,053	24,854
Trade payables	6,357	5,632
Deferred tax liabilities	112	172
Pension, postretirement and other postemployment benefits	1,617	1,578
Derivative liabilities	139	121
Other liabilities	9,412	8,839
Total Liabilities	43,690	41,196
Redeemable noncontrolling interest	40	35
Common shares, €0.01, par value; outstanding 1,353,910,471 common shares and 371,328,154 loyalty program special voting shares in 2020; and outstanding 1,350,132,117 common shares and 387,951,166 loyalty program special voting shares in 2019	25	25
Treasury stock, at cost - 10,489,725 shares in 2020 and 14,268,079 shares in 2019	(109)	(154)
Additional paid in capital	4,388	4,404
Retained earnings	3,279	3,808
Accumulated other comprehensive loss	(2,676)	(2,002)
Noncontrolling interests	82	40
Total Equity	4,989	6,121
Total Liabilities and Equity	48,719	47,352
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash	703	739
Financing receivables, net	8,974	9,026
Total Assets	9,677	9,765
LIABILITIES AND EQUITY
Debt	8,835	9,011
Total Liabilities	$ 8,835	$ 9,011